GOODWILL AND INTANGIBLE ASSETS, NET (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization expense					$ 1,700	$ 1,400	$ 100
Airspan [Member]
Amortization expense	$ 300	$ 400	$ 600	$ 800
Godwill acquisition			$ 13,600		$ 13,600